Incentive Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified							12 Months Ended
	Dec. 31, 2011 Performance Share Program [Member]	Dec. 31, 2010 Performance Share Program [Member]	Dec. 31, 2009 Performance Share Program [Member]	Dec. 31, 2008 Performance Share Program [Member]	Dec. 31, 2011 Performance Share Program [Member] Other Participants [Member]	Dec. 31, 2011 Performance Share Program [Member] Officer [Member]	Dec. 31, 2011 Incentive Compensation Plan [Member]	Dec. 31, 2010 Incentive Compensation Plan [Member]	Dec. 31, 2009 Incentive Compensation Plan [Member]	Dec. 31, 2011 Stock Appreciation Rights [Member]	Dec. 31, 2010 Stock Appreciation Rights [Member]	Dec. 31, 2009 Stock Appreciation Rights [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock rights and stock units	8,060,059	6,812,594	6,066,050	6,254,256						0	3,070	3,310	350	26,150
Shares available for grant							18,600,000	18,800,000	17,400,000
Compensation cost related to unvested restricted performance shares, executive continuity awards and restricted stock attributable to future performance, net of estimated forfeitures							$ 86.3
Compensation cost related to unvested restricted performance shares, executive continuity awards and restricted stock attributable to future performance, net of estimated forfeitures, weighted-average period (in years)							1.5
Weight of return on investment (ROI) on awards					75.00%	50.00%
Weight of total shareholder return (TSR) on awards					25.00%	50.00%